Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Loss Per Share And weighted Average Shares
The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2021, 2020 and 2019 is as follows (in thousands except share and per share data):

	Year ended December 31,
	2021	2020	2019
Net loss attributable to common stockholders – basic and diluted	$(592,753)	$(30,348)	$(40,207)
Basic and diluted weighted average common stock outstanding	150,912,333	70,040,242	68,414,830

Loss per share attributable to common stockholders – basic and diluted	$(3.93)	$(0.43)	$(0.59)

Summary of Antidilutive Securities Excluded From Computation of Earning Per Share
The following table presents the potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year ended December 31,
	2021	2020	2019
Stock options to purchase common stock	436,238	—	—
Unvested restricted shares	8,889,155	—	—
Public Warrants to purchase common stock	7,668,381	—	—
Warrants issued to NFL to purchase common stock	18,500,000	—	—
Preference shares	—	218,561,319	218,561,319
Incentive Securities	—	31,168,684	28,465,659

Total	35,493,774	249,730,003	247,026,978